Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of property plant and equipment estimated useful loves of the assets
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the assets, which are as follows:

Property and Equipment	Estimated useful life
Furniture and Fixtures	3-6 years
Computer equipment	2-3 years
Completed Connect Devices	2 years
Vehicles	3 years
Leasehold improvements	Shorter of estimated useful life or lease term